UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche Health and Wellness Fund

	Shares	Value ($)
Common Stocks 97.7%
Consumer Staples 0.7%
Food Products
Hain Celestial Group, Inc.*	26,522	980,518
The WhiteWave Foods Co.*	34,497	1,335,724
		2,316,242
Health Care 97.0%
Biotechnology 20.9%
Acceleron Pharma, Inc.*	11,567	293,108
Alexion Pharmaceuticals, Inc.*	18,108	2,549,606
Alkermes PLC*	26,588	857,995
AMAG Pharmaceuticals, Inc.*	19,000	499,320
Amgen, Inc.	81,340	11,573,055
Applied Genetic Technologies Corp.*	50,180	665,889
Biogen, Inc.*	32,398	8,404,689
BioMarin Pharmaceutical, Inc.*	51,281	4,198,375
bluebird bio, Inc.*	11,839	547,199
Celgene Corp.* (a)	101,019	10,185,746
Cellectis SA (ADR)* (a)	13,163	313,411
Five Prime Therapeutics, Inc.*	32,563	1,060,577
Gilead Sciences, Inc.	114,526	9,992,393
Incyte Corp.*	30,598	2,248,953
Insmed, Inc.* (a)	46,144	564,341
Ionis Pharmaceuticals, Inc.* (a)	14,100	487,296
Ligand Pharmaceuticals, Inc.* (a)	18,802	1,735,049
Medicines Co.* (a)	46,094	1,482,383
Medivation, Inc.*	34,998	1,251,878
Neurocrine Biosciences, Inc.* (a)	33,870	1,245,739
Prothena Corp. PLC*	12,237	389,626
PTC Therapeutics, Inc.* (a)	37,001	295,268
Regeneron Pharmaceuticals, Inc.*	5,923	2,274,550
Retrophin, Inc.*	42,303	601,972
Seattle Genetics, Inc.*	21,800	658,142
Ultragenyx Pharmaceutical, Inc.*	13,647	832,331
Vertex Pharmaceuticals, Inc.*	43,066	3,681,712
		68,890,603
Health Care Services 16.1%
Aetna, Inc.	47,738	5,185,779
AmerisourceBergen Corp.	29,911	2,590,891
Amsurg Corp.*	11,300	768,965
Anthem, Inc.	19,721	2,577,338
Cardinal Health, Inc.	34,229	2,796,509
Centene Corp.* (a)	39,808	2,267,464
Cerner Corp.*	32,483	1,658,582
Cigna Corp.	42,332	5,909,971
CVS Health Corp.	38,712	3,761,645
Express Scripts Holding Co.* (a)	64,830	4,562,735
HCA Holdings, Inc.*	49,321	3,413,506
Humana, Inc.	14,789	2,617,209
McKesson Corp.	23,245	3,617,387
Molina Healthcare, Inc.* (a)	28,500	1,768,140
Team Health Holdings, Inc.*	11,300	503,641
UnitedHealth Group, Inc.	63,039	7,507,945
Universal Health Services, Inc. "B"	15,931	1,758,304
		53,266,011
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc.	63,358	2,366,421
Charles River Laboratories International, Inc.*	17,500	1,285,025
Thermo Fisher Scientific, Inc.	40,119	5,182,974
		8,834,420
Medical Supply & Specialty 13.5%
ABIOMED, Inc.*	5,900	472,059
Baxter International, Inc.	89,347	3,530,100
Becton, Dickinson & Co.	13,100	1,931,595
Boston Scientific Corp.*	333,537	5,663,458
C.R. Bard, Inc.	18,490	3,557,106
DexCom, Inc.*	10,116	658,147
Edwards Lifesciences Corp.*	29,828	2,595,036
Integra LifeSciences Holdings Corp.*	25,300	1,552,408
Intuitive Surgical, Inc.*	3,936	2,216,204
LivaNova PLC*	8,300	468,452
Medtronic PLC	135,984	10,523,802
Smith & Nephew PLC (ADR) (a)	31,115	1,015,594
St. Jude Medical, Inc.	34,740	1,865,191
Stryker Corp.	34,556	3,451,453
The Cooper Companies, Inc. (a)	13,347	1,908,087
Zeltiq Aesthetics, Inc.*	24,416	562,301
Zimmer Biomet Holdings, Inc.	27,740	2,685,509
		44,656,502
Pharmaceuticals 43.8%
Abbott Laboratories	83,363	3,229,483
AbbVie, Inc.	177,361	9,685,684
ACADIA Pharmaceuticals, Inc.* (a)	29,212	504,199
Achillion Pharmaceuticals, Inc.* (a)	49,336	364,593
Actelion Ltd. (Registered)*	8,102	1,128,799
Aerie Pharmaceuticals, Inc.* (a)	35,255	593,694
Allergan PLC*	66,703	19,351,207
Amicus Therapeutics, Inc.* (a)	55,987	344,880
Anacor Pharmaceuticals, Inc.*	3,996	254,865
Astellas Pharma, Inc.	174,300	2,507,565
AstraZeneca PLC (ADR) (a)	175,692	5,037,090
Bayer AG (Registered)	15,390	1,612,290
Bristol-Myers Squibb Co.	210,684	13,047,660
Cempra, Inc.* (a)	19,000	319,770
Eli Lilly & Co.	129,502	9,324,144
Endo International PLC*	37,592	1,571,721
Flamel Technologies SA (ADR)*	75,683	660,713
GlaxoSmithKline PLC (ADR) (a)	105,275	4,070,984
Immune Design Corp.* (a)	43,963	440,070
Impax Laboratories, Inc.*	33,662	1,100,411
Jazz Pharmaceuticals PLC*	10,861	1,320,480
Johnson & Johnson	98,779	10,392,539
Merck & Co., Inc.	147,836	7,422,846
Mylan NV* (a)	114,513	5,161,101
Novartis AG (Registered)	45,540	3,258,582
Pacira Pharmaceuticals, Inc.*	20,544	1,068,493
Perrigo Co. PLC	28,829	3,639,661
Pfizer, Inc. (a)	321,731	9,545,759
PharMerica Corp.*	27,200	628,592
Portola Pharmaceuticals, Inc.*	18,577	523,314
Quintiles Transnational Holdings, Inc.*	18,600	1,166,406
Roche Holding AG (Genusschein)	23,083	5,930,673
Sanofi (ADR)	114,899	4,544,255
Shire PLC (ADR) (a)	24,385	3,806,742
TESARO, Inc.* (a)	29,499	1,193,530
Tetraphase Pharmaceuticals, Inc.* (a)	26,458	106,890
Teva Pharmaceutical Industries Ltd. (ADR) (a)	91,517	5,088,345
Trevena, Inc.*	98,400	823,608
UCB SA	14,362	1,066,688
uniQure NV* (a)	23,169	325,061
Zoetis, Inc.	56,860	2,334,672
		144,498,059
Total Common Stocks (Cost $225,146,739)		322,461,837
Securities Lending Collateral 14.4%
Daily Assets Fund "Capital Shares", 0.42% (b) (c) (Cost $47,433,697)	47,433,697	47,433,697
Cash Equivalents 2.5%
Central Cash Management Fund, 0.33% (b) (Cost $8,219,133)	8,219,133	8,219,133
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $280,799,569) †	114.6	378,114,667
Other Assets and Liabilities, Net	(14.6)	(48,036,366)
Net Assets	100.0	330,078,301

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $281,549,937. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $96,564,730. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $112,334,204 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,769,474.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $45,290,626, which is 13.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$2,316,242	$—	$—	$2,316,242
Biotechnology	68,890,603	—	—	68,890,603
Health Care Services	53,266,011	—	—	53,266,011
Life Sciences Tools & Services	8,834,420	—	—	8,834,420
Medical Supply & Specialty	44,656,502	—	—	44,656,502
Pharmaceuticals	128,993,462	15,504,597	—	144,498,059
Short-Term Investments (d)	55,652,830	—	—	55,652,830
Total	$362,610,070	$15,504,597	$—	$378,114,667

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016